EMPLOYEE BENEFITS - Summary of Employee Benefit Expense (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Payroll, profit sharing and bonuses		R$ 5,911,837	R$ 5,407,990	R$ 2,315,517
Pension Plan		243,511	186,373	93,528
Share-based payments and social charges	[1]	228,131	231,962	118,608
Health care, food and other benefits		712,983	684,992	253,510
Charges, taxes and social contributions		701,521	635,248	231,384
INSS		204,625	188,131	171,615
Total		R$ 8,002,608	R$ 7,334,696	R$ 3,184,162

[1]	The variation in the subsidiary over 2021 is basically due to transfer of employees from Natura Cosmeticos S.A. to Natura &Co Holding, as well as the increase for the 2021 grant, net of social charges associated with the variation in the value of the Company's share.